Short-term investments (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Short Term Investments [Line Items]
Carrying value of loan	$ 74,043	$ 70,335	$ 54,268
Short-term investments	0	6,200	$ 0
Notes receivable [Member]
Short Term Investments [Line Items]
Carrying value of loan	$ 12,200
Short-term investments		$ 6,200
Interest rate, investment		18.50%